CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net Income	$ 895,344	$ (313,490)	$ 599,327
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	241,478	263,369	602,563
Goodwill impairment losses	0	186,511	0
Amortization of intangibles	11,019	9,434	9,883
Depreciation and amortization of premises and equipment	47,474	47,137	48,162
Net accretion of discounts and amortization of premiums and deferred fees	(73,496)	278,576	(79,004)
Other-than-temporary impairment on investment securities	14,445	0	0
Fair value adjustments on mortgage servicing rights	7,904	24,683	11,403
FDIC loss share (income) expense	(20,062)	103,024	82,051
Adjustments (expense) to indemnity reserves on loans sold	18,628	40,629	37,054
Earnings from investments under the equity method	(24,373)	(39,578)	(42,873)
Deferred income tax (benefit) expense	(519,128)	43,512	(288,754)
(Gain) loss on:
Disposition of premises and equipment	(3,629)	(1,716)	(3,392)
Sale and valuation adjustments of investment securities	(141)	870	(2,110)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(35,013)	(88,724)	22,411
Sale of stock in equity method investee	0	0	(416,113)
Sale of foreclosed assets, including write-downs	60,378	28,005	50,740
Disposal of discontinued business	0	(38,355)	0
Acquisitions of loans held-for-sale	(401,991)	(308,600)	(390,018)
Proceeds from sale of loans held-for-sale	124,111	123,375	218,379
Net originations on loans held-for-sale	(792,821)	(753,312)	(1,049,474)
Net (increase) decrease in:
Trading securities	1,083,683	1,105,374	1,430,835
Accrued income receivable	5,392	9,719	(5,809)
Other assets	100,133	132,500	2,827
Net increase (decrease) in:
Interest payable	528	(707)	(2,466)
Pension and other postretirement benefits obligation	3,252	(10,171)	10,635
Other liabilities	(72,980)	30,937	(26,952)
Total adjustments	(225,209)	1,186,492	219,978
Net cash provided by operating activities	670,135	873,002	819,305
Cash flows from investing activities:
Net (increase) decrease in money market investments	(357,706)	(963,933)	227,127
Purchases of investment securities:
Available-for-sale	(2,014,315)	(2,001,940)	(2,257,976)
Held-to-maturity	(750)	(1,000)	(250)
Other	(40,847)	(110,010)	(178,093)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,362,712	1,722,650	1,823,474
Held-to-maturity	4,856	39,962	4,632
Other	46,341	92,752	181,784
Proceeds from sale of investment securities available-for-sale	96,760	310,210	5,438
Proceeds from sale of other investment securities	14,950	37,104	0
Net repayments on loans	431,676	775,900	680,819
Proceeds from sale of loans	30,160	355,145	333,021
Acquisition of loan portfolios	(338,447)	(389,067)	(1,592,603)
Acquisition of trademark	(50)	0	0
Net payments from FDIC under loss sharing agreements	247,976	256,498	396,223
Net cash received and acquired from business combination	731,279	0	0
Acquisition of servicing advances	(61,304)	0	0
Cash paid related to business acquisitions	(17,250)	(6,330)	0
Return of capital from equity method investments	13,329	0	491
Proceeds from sale of stock in equity method investee	0	0	481,377
Net cash disbursed from disposal of discontinued business	0	(205,895)	0
Mortgage servicing rights purchased	(2,400)	0	(45)
Acquisition of premises and equipment	(62,656)	(51,046)	(38,573)
Proceeds from sale of:
Premises and equipment	12,880	14,337	10,090
Foreclosed assets	141,145	150,115	226,063
Net cash provided by investing activities	238,339	25,452	302,999
Net increase (decrease) in:
Deposits	207,338	109,015	(323,404)
Federal funds purchased and assets sold under agreements to repurchase	(509,512)	(387,635)	(357,460)
Other short-term borrowings	(148,215)	(380,000)	(235,000)
Payments of notes payable	(737,889)	(1,059,290)	(332,031)
Proceeds from issuance of notes payable	277,398	781,905	106,739
Proceeds from issuance of common stock	6,226	5,394	6,860
Dividends paid	(19,257)	(3,723)	(3,723)
Repurchase of TARP related warrants	0	(3,000)	0
Net payments for repurchase of common stock	(1,984)	(3,236)	(437)
Net cash used in financing activities	(925,895)	(940,570)	(1,138,456)
Net decrease in cash and due from banks	(17,421)	(42,116)	(16,152)
Cash and due from banks at beginning of period	381,095	423,211	439,363
Cash and due from banks at end of period	$ 363,674	$ 381,095	$ 423,211